ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 22.5%
	CLO — 22.4%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	8.2860	04/20/31	$ 1,992,848
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	TSFR3M + 3.162%	8.4690	05/15/30	498,138
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 2.012%	7.3400	01/15/31	248,407
2,000,000	CARLYLE US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	8.4900	10/15/31	1,997,499
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	TSFR3M + 2.862%	8.1860	04/20/31	1,389,500
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	TSFR3M + 3.682%	8.9980	11/07/30	975,775
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	10.7400	01/15/31	1,369,514
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4400	04/15/31	1,549,486
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.7100	07/15/31	1,928,074
1,000,000	Oaktree CLO 2019-1 Ltd. Series 2019-1A D(a),(b)	TSFR3M + 4.062%	9.3860	04/22/30	996,992
2,000,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A D(a),(b)	TSFR3M + 5.772%	11.0990	04/16/31	1,859,208
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	9.8460	07/20/32	2,077,721
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	8.7280	05/07/31	1,732,309
2,025,000	Steele Creek CLO 2014-1 Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.3860	04/21/31	1,948,480
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.5100	07/15/32	1,920,085
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9940	01/25/35	989,308
					23,473,344
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
50,276	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)		4.0280	11/25/36	43,830
2,034,670	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(d)		0.4230	04/25/37	23,932
					67,762
	TOTAL ASSET BACKED SECURITIES (Cost $24,011,280)				23,541,106

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
117,954	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	8,385
77,097	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	8,831
92,069	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	16,549
55,552	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	7,451
308,007	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	46,756
485,703	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	76,719
135,570	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	24,131

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9% (Continued)
76,357	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	$ 17,814
693,818	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	128,796
516,328	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	109,576
128,090	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	23,268
1,503,579	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	290,212
80,715	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	13,431
402,103	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	66,161
452,798	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	94,054
786,725	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	231,646
229,740	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	32,739
339,761	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	72,028
939,050	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	174,312
351,512	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	65,254
61,700	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	2.5050	07/25/31	2,580
405,152	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	2.3060	02/25/33	41,305
113,017	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	13,170
194,354	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	24,345
247,054	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	37,831
181,156	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	1.2050	12/25/34	11,978
61,411	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	0.6050	10/25/35	3,179
107,468	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	1.2560	10/25/35	6,457
152,248	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.511%	1.1810	01/25/36	11,491
19,767	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	1.2560	03/25/36	1,508
43,565	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	1.2560	03/25/36	3,130
1,259,494	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	5.8250	04/25/36	182,098
1,309,163	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	5.8340	07/25/36	216,349
115,291	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	1.1360	10/25/36	9,022
107,185	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	1.1550	12/25/36	7,239
48,569	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	1.7560	01/25/37	3,875
195,038	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	1.3250	04/25/37	17,414
681,757	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	1.3160	06/25/37	26,729
81,005	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	0.9560	07/25/37	6,076
93,306	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	1.1550	07/25/37	5,834
615,649	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	1.0760	09/25/37	40,304

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9% (Continued)
95,312	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	0.9650	11/25/37	$ 6,681
177,594	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	0.9560	12/25/37	14,599
262,426	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	0.8560	01/25/38	16,603
4,846,559	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	16,449
21,988	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	3.3200	02/25/38	21,691
1,653,793	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	0.5560	07/25/38	109,031
290,378	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	0.6050	09/25/39	12,886
90,168	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	0.8060	01/25/40	6,244
83,711	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	10,358
274,565	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	53,484
343,162	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	0.5860	12/25/40	24,274
65,880	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	7,876
237,513	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	34,196
368,376	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	1.1050	10/25/41	20,587
2,160,999	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	249,856
1,452,050	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	1.0760	12/25/41	143,884
608,123	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	1.2560	03/25/42	29,739
793,155	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	0.1060	08/25/42	35,689
1,304,388	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	224,900
86,313	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	8,250
265,349	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5560	10/25/43	17,277
329,069	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	56,751
1,053,879	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	0.8060	01/25/45	77,232
221,010	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	27,064
412,969	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	0.5560	07/25/46	45,737
1,424,654	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7550	12/25/47	140,052
943,063	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	0.7050	01/25/48	99,545
2,854,577	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.8060	08/25/48	201,905
463,183	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	75,892
113,307	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	22,130
399,635	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	0.6050	08/25/49	35,811
1,070,664	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.6050	05/25/59	97,527
81,888	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	2.4360	06/15/31	6,572
903,573	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	113,464

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9% (Continued)
71,197	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	$ 8,937
198,561	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	2.5550	06/15/32	13,898
31,471	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	2.4550	11/15/32	2,868
44,137	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	2.5550	12/15/32	2,877
529,740	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	0.5560	05/15/34	23,989
271,164	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	1.2560	11/15/34	17,382
270,607	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	0.6050	03/15/35	11,113
741,842	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	1.1550	10/15/35	55,279
50,080	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	1.2560	02/15/36	3,607
203,847	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	1.2050	05/15/36	12,389
91,755	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	1.2050	11/15/36	7,190
201,903	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 5.986%	0.6550	04/15/37	12,300
191,529	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	0.6050	08/15/37	11,255
192,877	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	0.5860	09/15/37	12,262
135,341	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	7,695
139,565	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	1.2850	09/15/39	12,337
174,867	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	8,040
2,086,326	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	1.1050	03/15/40	186,528
145,915	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	0.5860	11/15/40	8,832
549,808	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1550	12/15/40	11,672
102,250	Freddie Mac REMICS Series 4139 PO(e)		–	08/15/42	61,513
134,752	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	1.1050	08/15/42	13,167
388,593	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	68,619
1,142,421	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	195,707
167,657	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	29,346
7,915,090	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	22,843
223,975	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5560	05/15/46	17,918
376,126	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	0.5560	09/15/46	38,168
720,373	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	0.6550	08/25/50	65,148
536,517	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	65,332
917,660	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	208,806
1,002,038	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	178,949
217,568	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4560	01/15/54	13,535
98,800	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	16,641

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9% (Continued)
3,409,343	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	$ 337,408
243,785	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	43,056
273,701	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	54,040
47,725	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	7,998
406,140	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	65,375
681,445	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	107,595
321,020	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	45,707
1,145,057	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	244,277
670,569	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	98,986
605,412	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	108,787
972,177	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	147,905
556,864	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	55,241
357,695	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	1.6700	06/20/34	18,482
24,655	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	0.3310	12/16/34	21,923
120,517	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	–	07/20/37	155
136,965	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	1.0660	01/16/38	8,059
77,904	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	1.0300	02/20/38	44
995,594	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.376%	1.0600	02/20/38	26,766
119,098	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	1.0400	03/20/38	2,893
99,121	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	0.8400	04/20/38	46
148,518	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	0.8160	06/16/38	7,884
123,736	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	0.8200	06/20/38	5,745
60,123	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	1.8700	12/20/38	1,552
104,747	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	0.5200	06/20/39	2,856
56,357	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	1.1160	07/16/39	395
365,798	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.2780	02/20/40	32,929
70,195	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	0.5700	09/20/40	5,721
1,085,579	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5860	10/16/40	86,036
122,965	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	0.6160	11/16/40	9,596
343,420	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	21,540
135,150	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	15,826
324,957	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	1.2560	11/16/41	31,940
1,034,535	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	198,865
863,752	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	128,112

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9% (Continued)
118,576	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	$ 18,885
227,684	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	23,088
1,022,736	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	77,647
86,909	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6700	11/20/43	8,201
187,004	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	0.6700	04/20/44	17,315
334,932	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1660	06/16/44	21,789
73,297	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	5,098
1,389,388	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	278,892
1,200,593	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	108,489
529,318	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1700	02/20/45	42,579
301,085	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	48,716
458,952	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	0.1700	05/20/45	31,154
77,409	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	9,269
259,085	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	16,506
529,428	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	0.7700	10/20/45	56,288
310,480	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	57,994
454,343	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	0.2200	01/20/46	29,570
180,714	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	0.6700	01/20/46	14,189
930,261	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6700	09/20/46	71,422
189,829	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	32,392
181,083	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	35,995
303,404	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	58,470
19,262,739	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	97,290
183,586	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	27,007
278,834	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	51,988
462,534	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.6200	01/20/49	37,146
1,409,726	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	255,959
671,857	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8700	11/20/50	77,178
2,510,433	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.2240	10/20/69	98,080
					9,322,741
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,986,104)				9,322,741

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6%
	AEROSPACE & DEFENSE — 0.2%
217,000	Howmet Aerospace, Inc.		5.1250	10/01/24	$ 216,302

	ASSET MANAGEMENT — 5.3%
750,000	Ares Capital Corporation		3.2500	07/15/25	723,367
750,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	703,418
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	572,324
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,454,984
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.7500	09/15/24	1,243,576
650,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	644,021
250,000	UBS Group A.G.(a),(b)	SOFRRATE + 2.044%	2.1930	06/05/26	239,795
					5,581,485
	AUTOMOTIVE — 7.9%
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	758,064
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	969,825
1,000,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	989,623
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	585,321
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,039,960
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	483,682
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	459,524
1,250,000	General Motors Financial Company, Inc.		1.2000	10/15/24	1,224,237
980,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	960,726
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	667,633
200,000	Nissan Motor Company Ltd.(a)		3.5220	09/17/25	192,766
					8,331,361
	BANKING — 16.0%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	540,532
287,000	Bank of America Corporation		4.2000	08/26/24	285,531
500,000	Bank of Montreal(c)		1.5000	06/26/24	496,196
500,000	Bank of Montreal		5.1000	01/31/25	494,476
1,000,000	BNP Paribas S.A.		4.2500	10/15/24	993,134
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	978,698
850,000	BPCE S.A.(a)		5.1500	07/21/24	847,418
1,000,000	BPCE S.A.(a)		4.5000	03/15/25	984,874

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	BANKING — 16.0% (Continued)
500,000	Citigroup, Inc.(b)	SOFRRATE + 0.669%	0.9810	05/01/25	$ 500,000
1,617,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,590,398
750,000	Credit Suisse A.G.		4.7500	08/09/24	748,165
1,350,000	Deutsche Bank A.G.		4.5000	04/01/25	1,328,184
645,000	Discover Bank		2.4500	09/12/24	637,070
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.5630	06/15/70	1,011,155
750,000	Huntington National Bank (The)(b)	SOFRRATE + 1.205%	4.0080	05/16/25	749,106
500,000	JPMorgan Chase & Company		3.8750	09/10/24	496,807
1,015,000	KeyCorporation(b)	SOFRINDX + 1.250%	3.8780	05/23/25	1,008,927
625,000	Lloyds Banking Group plc		4.5000	11/04/24	619,462
200,000	Lloyds Banking Group plc		4.5820	12/10/25	195,127
750,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	731,987
500,000	NatWest Markets plc(a)		0.8000	08/12/24	493,224
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	785,508
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	170,791
					16,686,770
	BEVERAGES — 0.6%
665,000	JDE Peet's N.V.(a)		0.8000	09/24/24	650,171

	BIOTECH & PHARMA — 0.4%
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	376,313

	ELECTRIC UTILITIES — 2.9%
1,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	06/15/73	1,088,218
715,000	FirstEnergy Corporation		2.0500	03/01/25	691,229
625,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	616,299
421,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	414,127
250,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	249,094
					3,058,967
	HEALTH CARE FACILITIES & SERVICES — 0.7%
750,000	Laboratory Corp of America Holdings		3.2500	09/01/24	743,351

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/70	$ 937,958
200,000	Morgan Stanley(b)	SOFRRATE + 0.509%	5.8280	01/22/25	200,186
					1,138,144
	INSURANCE — 0.6%
100,000	Athene Global Funding(a)		2.5000	01/14/25	97,669
506,000	Kemper Corporation		4.3500	02/15/25	499,592
					597,261
	LEISURE FACILITIES & SERVICES — 1.5%
800,000	Las Vegas Sands Corporation		2.9000	06/25/25	769,884
584,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	555,457
200,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	201,050
					1,526,391
	OIL & GAS PRODUCERS — 0.7%
750,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	741,751

	REAL ESTATE INVESTMENT TRUSTS — 3.7%
677,000	Crown Castle, Inc.		3.2000	09/01/24	670,959
700,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	693,837
800,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		3.5000	02/15/25	785,335
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,678,874
					3,829,005
	RETAIL - CONSUMER STAPLES — 0.7%
750,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	739,409

	RETAIL - DISCRETIONARY — 1.5%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,549,802

	SPECIALTY FINANCE — 4.2%
500,000	Ally Financial, Inc.		3.8750	05/21/24	499,342
500,000	Ally Financial, Inc.		5.7500	11/20/25	495,933
468,000	American Express Company		2.5000	07/30/24	464,355
550,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	547,239
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	636,037

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.6% (Continued)
	SPECIALTY FINANCE — 4.2% (Continued)
675,000	Capital One Financial Corporation(b)	SOFRRATE + 1.370%	4.1660	05/09/25	$ 674,714
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1450	12/21/65	395,925
750,000	Synchrony Financial		4.5000	07/23/25	732,970
					4,446,515
	TELECOMMUNICATIONS — 3.0%
530,000	Sprint, LLC		7.1250	06/15/24	530,771
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,646,125
					3,176,896
	TOBACCO & CANNABIS — 0.5%
500,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	496,507

	TRANSPORTATION & LOGISTICS — 1.1%
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,158,385

	TOTAL CORPORATE BONDS (Cost $55,500,983)				55,044,786

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 11.6%
	COMMERCIAL SUPPORT SERVICES — 0.8%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.000%	7.3160	04/06/28	878,414

	LEISURE FACILITIES & SERVICES — 2.1%
1,000,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	8.0660	01/24/31	1,002,626
246,250	Light & Wonder International, Inc.(b)	TSFR1M + 2.850%	8.0710	04/16/29	247,104
997,500	Restaurant Brands(b)	TSFR1M + 2.250%	7.5660	09/12/30	1,000,258
					2,249,988
	RETAIL - DISCRETIONARY — 1.9%
1,967,366	Great Outdoors Group, LLC(b)	TSFR1M + 3.865%	9.1800	03/05/28	1,970,701

	SEMICONDUCTORS — 0.9%
965,439	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8230	08/17/29	968,460

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 11.6% (Continued)
	SOFTWARE — 1.2%
1,225,000	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	9.2530	09/21/28	$ 1,180,594

	TRANSPORTATION & LOGISTICS — 4.7%
800,000	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 5.012%	10.3360	03/10/28	833,084
2,000,000	Air Canada(b)	TSFR1M + 2.500%	7.8330	03/14/31	2,016,250
2,000,000	United Airlines, Inc.(b)	TSFR1M + 2.750%	8.0760	02/17/31	2,010,940
					4,860,274
	TOTAL TERM LOANS (Cost $12,089,149)				12,108,431

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.7%
	U.S. TREASURY BILLS — 1.7%
1,800,000	United States Treasury Bill(e)		–	09/26/24	1,761,594

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,762,180)				1,761,594

	TOTAL INVESTMENTS - 97.3% (Cost $107,349,696)				$ 101,778,658
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%				2,876,020
	NET ASSETS - 100.0%				$ 104,654,678

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRINDX	United States SOFR Secured Overnight Financing Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is 43,722,283 or 41.8% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2024.
(d)	Interest only securities.
(e)	Zero coupon bond.